Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued Expenses and Other Current Liabilities.
Deposits payable to service providers		¥ 52,337	¥ 8,607
Payables collected on behalf of service providers and other payables to service providers		46,643	13,342
Accrued service expenses		34,326	19,098
Advance payment from platform user		26,286	21,876
Accrued litigation liabilities (see Note 16)		4,727	1,853
Accrued rental expense			4,715
Others		1,769	1,735
Total	$ 23,857	¥ 166,088	¥ 71,226